TAXATION - Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
Net operating losses	¥ 220,366		¥ 529,522
Accrued warranty costs	546,616		373,064
Provision for inventories, accounts receivable, other receivable	265,131		230,019
Timing difference for subsidiary income	601,568		166,857
Timing difference for countervailing duties	18,534
Other temporary differences	153,981		69,183
Impairment for property, plant and equipment and project assets	57,221		35,491
Total deferred tax assets	1,863,417		1,404,136
Less: Valuation allowance	(357,198)		(243,141)	¥ (217,124)	¥ (136,847)
Less: Deferred tax liabilities in the same tax jurisdiction	(216,215)		(456,751)
Deferred tax assets	1,290,004	$ 181,693	704,244
Timing difference for property, plant and equipment	(234,786)		(478,515)
Timing difference for refund of countervailing duties			(90,864)
Deferred tax liabilities related to cumulative distributable earnings in Jiangxi Jinko	(68,461)		(52,173)
Other temporary differences	(44,474)		(30,007)
Total deferred tax liabilities	(347,721)		(651,559)
Less: Deferred tax assets in the same tax jurisdiction	216,215		456,751
Deferred tax liabilities	¥ (131,506)	$ (18,522)	¥ (194,808)